Prepaid Expenses and Deposits	12 Months Ended
Nov. 30, 2022
Current prepayments [abstract]
Prepaid expenses and deposits
10.	Prepaid expenses and deposits

	2022	2021

Prepaid expenses	$6,320	$7,721
Deposits	1,345	3,024

	$7,665	$10,745